Related party transactions - key management remuneration (Details) R in Thousands	12 Months Ended
	Jun. 30, 2018 ZAR (R) person	Jun. 30, 2017 ZAR (R) person	Jun. 30, 2016 ZAR (R) person
Executive Directors
Disclosure of transactions between related parties [line items]
Salary	R 25,508
Retirement funding	3,892
Other benefits	14,320
Annual incentives	23,088
Total short-term benefits	66,808	R 77,333	R 69,041
Long-term incentive rights vested	19,454
Share appreciation rights	1,061
Long-term incentives and share appreciation rights	20,515	R 24,970	R 30,705
Share-based payment	R 33,000
Group Executive Committee
Disclosure of transactions between related parties [line items]
Number of members | person	10	10	10
Share-based payment	R 72,000
Prescribed Officers
Disclosure of transactions between related parties [line items]
Salary	37,569
Retirement funding	5,995
Other benefits	21,684
Annual incentives	23,759
Total short-term benefits	89,007	R 70,949	R 70,363
Long-term incentive rights vested	39,701
Share appreciation rights	5,261
Long-term incentives and share appreciation rights	44,962	23,807	49,793
Non-executive Directors
Disclosure of transactions between related parties [line items]
Board meeting fees	19,914
Lead Director fees	607
Committee fees	6,462
Ad hoc Special Board Committee Meeting	840
Total non-executive Director remuneration	R 27,823	R 23,079	R 22,645